EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013
Summary of calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Golar LNG Partners LP Owners	$ 37,761,000		$ 27,966,000		$ 70,502,000		$ 58,282,000
Less: distributions paid	(36,068,000)	[1]	(30,615,000)	[1]	(70,081,000)	[1]	(61,233,000)	[1]
(Over) undistributed earnings	1,693,000		(2,649,000)		421,000		(2,951,000)
Net income attributable to [Abstract]
Common unitholders	25,942,000		19,026,000		49,093,000		39,703,000
Weighted average units outstanding (basic and diluted) [Abstract]
Common unitholders (in units)	45,663		40,563		45,663		39,728
Earnings per unit (basic and diluted):
Earnings Per Share, Basic and Diluted	$ 0.57		$ 0.47		$ 1.08		$ 1.00
Cash distributions declared and paid in the period per unit	$ 0.52	[2]	$ 0.52	[2]	$ 1.05	[2]	$ 1.02	[2]
Subsequent event: Cash distributions declared and paid per unit relating to the period: (in dollars per unit)	$ 0.55	[3]	$ 0.52	[3]	$ 1.07	[3]	$ 0.52	[3]
Distributions to IDR holders	$ 1,600,000		$ 900,000		$ 2,700,000		$ 1,800,000
Distribution Made to Limited Partner [Line Items]
Ownership Interest Percentage, Percentage Owned by Third Party	59.00%				59.00%
First distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Common unitholders distribution percentage (in hundredths)	98.00%				98.00%
Second distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Common unitholders distribution percentage (in hundredths)	98.00%				98.00%
Third distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Common unitholders distribution percentage (in hundredths)	98.00%				98.00%
First distribution of additional available cash from operating surplus [Member]
Distribution Made to Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Minimum per share quarterly distribution (in dollars per share)	$ 0.4428				$ 0.4428
Distribution percentage to all unit holders (in hundredths)	98.00%				98.00%
Second distribution of additional available cash from operating surplus [Member]
Distribution Made to Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Minimum per share quarterly distribution (in dollars per share)	$ 0.4813				$ 0.4813
Distribution percentage to all unit holders (in hundredths)	85.00%				85.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	13.00%				13.00%
Third distribution of additional available cash from operating surplus [Member]
Distribution Made to Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Minimum per share quarterly distribution (in dollars per share)	$ 0.5775				$ 0.5775
Distribution percentage to all unit holders (in hundredths)	75.00%				75.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	23.00%				23.00%
Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Distribution percentage to all unit holders (in hundredths)	50.00%				50.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	48.00%				48.00%
Minimum [Member] | First distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.3850				$ 0.3850
Minimum per share quarterly on an annualized basis (in dollars per share)	$ 1.54				$ 1.54
Minimum [Member] | Third distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.3850				$ 0.3850

[1]	Refers to distributions made or to be made in relation to the period, irrespective of the declaration and payment dates, and is based on the number of units outstanding at the period end date. This includes cash distributions to IDR holders for the three months ended June 30, 2014 and 2013 of $1.6 million and $0.9 million, respectively, and for the six months ended June 30, 2014 and 2013 of $2.7 million and $1.8 million, respectively.
[2]	Refers to cash distribution declared and paid during the period.
[3]	Refers to cash distribution declared and paid subsequent to the period end.